Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
The U.S. Large Cap Value Series
Account Value [Line Items]
Line Graph and Table Measure Name	The U.S. Large Cap Value Series
Account Value	$ 23,972	$ 18,386	$ 18,530	$ 19,192	$ 12,893	$ 14,555	$ 13,583	$ 13,194	$ 10,614	$ 10,132	$ 10,000
The DFA International Value Series
Account Value [Line Items]
Line Graph and Table Measure Name	The DFA International Value Series
Account Value	$ 17,212	14,110	12,060	13,994	9,262	11,389	10,994	11,963	9,455	9,465	10,000
The Japanese Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name	The Japanese Small Company Series
Account Value	$ 17,888	15,432	13,000	17,016	15,048	15,344	14,688	15,872	12,488	10,904	10,000
The Asia Pacific Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name	The Asia Pacific Small Company Series
Account Value	$ 14,470	11,816	11,746	16,015	11,579	11,563	10,984	11,956	10,288	8,817	10,000
The United Kingdom Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name	The United Kingdom Small Company Series
Account Value	$ 15,078	11,411	10,450	15,676	10,316	12,120	10,951	12,021	9,256	10,995	10,000
The Continental Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name	The Continental Small Company Series
Account Value	$ 22,009	17,741	15,869	22,377	14,797	15,135	13,958	15,644	11,651	10,981	10,000
The Canadian Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name	The Canadian Small Company Series
Account Value	$ 18,089	14,085	13,605	15,553	9,737	9,185	9,094	10,154	9,058	7,500	10,000
The Emerging Markets Series
Account Value [Line Items]
Line Graph and Table Measure Name	The Emerging Markets Series
Account Value	$ 15,226	12,311	10,868	14,645	11,985	11,671	10,477	11,883	9,487	8,513	10,000
The Emerging Markets Small Cap Series
Account Value [Line Items]
Line Graph and Table Measure Name	The Emerging Markets Small Cap Series
Account Value	$ 17,918	14,827	12,840	16,528	12,150	12,000	10,576	12,600	10,366	9,058	10,000
The DFA Short Term Investment Fund
Account Value [Line Items]
Line Graph and Table Measure Name	The DFA Short Term Investment Fund – NAV
Account Value	$ 11,944	11,320	10,769	10,664	10,658	10,576	10,328	10,148	10,054	10,011	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI Japan Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index (net div.)
Account Value	$ 18,067	14,769	12,646	16,788	14,004	13,958	12,786	13,259	11,255	10,907	10,000
MSCI Pacific ex Japan Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Index (net div.)
Account Value	$ 14,929	11,874	11,295	14,289	10,940	12,073	10,382	11,065	9,336	8,510	10,000
MSCI United Kingdom Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index (net div.)
Account Value	$ 14,458	11,887	10,531	12,023	8,366	10,760	10,049	10,539	8,667	9,655	10,000
MSCI Europe ex UK Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Index (net div.)
Account Value	$ 17,592	14,340	12,295	16,575	11,829	12,434	11,069	12,261	9,493	10,132	10,000
MSCI Canada Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Canada Index (net div.)
Account Value	$ 16,857	12,849	13,011	15,117	10,143	10,796	9,687	10,288	8,889	8,163	10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
FTSE 1 Month Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 1 Month Treasury Bill
Account Value	$ 11,786	11,170	10,654	10,565	10,560	10,486	10,249	10,086	10,019	10,001	10,000
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
MSCI World ex USA Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index (net div.)
Account Value	$ 15,450	12,467	10,775	12,717	9,027	11,105	10,482	11,337	9,213	9,408	10,000
MSCI Japan Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Small Cap Index (net div.)
Account Value	$ 17,690	15,094	13,317	17,732	15,667	15,898	14,545	15,475	12,774	11,283	10,000
MSCI Pacific ex Japan Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Small Cap Index (net div.)
Account Value	$ 14,188	11,443	11,691	15,402	11,471	11,137	10,023	11,014	9,434	8,533	10,000
MSCI United Kingdom Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index (net div.)
Account Value	$ 13,571	10,350	9,842	15,778	10,827	12,596	11,513	12,494	9,456	11,242	10,000
MSCI Europe ex UK Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Small Cap Index (net div.)
Account Value	$ 19,795	16,130	14,927	22,793	15,216	14,753	13,886	15,342	11,429	11,138	10,000
MSCI Canada Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Canada Small Cap Index (net div.)
Account Value	$ 16,402	$ 12,700	$ 12,861	$ 15,599	$ 10,182	$ 9,462	$ 8,888	$ 9,576	$ 8,661	$ 7,527	$ 10,000